Supplemental cash flow information (Reconciliation of liabilities arising from financing activities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 4,723,242	$ 3,890,634
Changes from financing cash flows:
Dividends paid	(69,641)	(52,079)
Interest paid	(88,818)	(40,798)
Shares issued, stock option plan	16,656	27,537
Lease principal payments	(2,051)	(2,430)
Debenture issuance	497,022
Debenture repayment	(500,000)
Term loan issuance		816,582
Term loan repayment	(541,590)
Total cash changes	(688,422)	748,812
Non-cash changes:
Amortization of issue costs	7,342	1,377
Dividends declared	69,641	52,079
Interest expense	84,579	51,049
Right-of-use asset additions	1,100	4,368
Other	(27)	(269)
Shares issued, stock option plan	4,546	6,292
Foreign exchange	34,568	(31,100)
Total non-cash changes	201,749	83,796
Ending balance	4,236,569	4,723,242
Long-Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,784,174	997,000
Changes from financing cash flows:
Dividends paid	0	0
Interest paid	0	0
Shares issued, stock option plan	0	0
Lease principal payments	0	0
Debenture issuance	497,022
Debenture repayment	(500,000)
Term loan issuance		816,582
Term loan repayment	(541,590)
Total cash changes	(544,568)	816,582
Non-cash changes:
Amortization of issue costs	7,342	1,377
Dividends declared	0	0
Interest expense		0
Interest Expense On Lease Liabilities	0
Right-of-use asset additions	0	0
Other	0	0
Shares issued, stock option plan	0	0
Foreign exchange	34,342	(30,785)
Total non-cash changes	41,684	(29,408)
Ending balance	1,281,290	1,784,174
Interest Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,087	4,011
Changes from financing cash flows:
Dividends paid	0	0
Interest paid	(88,333)	(40,439)
Shares issued, stock option plan	0	0
Lease principal payments	0	0
Debenture issuance	0
Debenture repayment	0
Term loan issuance		0
Term loan repayment	0
Total cash changes	(88,333)	(40,439)
Non-cash changes:
Amortization of issue costs	0	0
Dividends declared	0	0
Interest expense		50,690
Interest Expense On Lease Liabilities	84,094
Right-of-use asset additions	0	0
Other	0	142
Shares issued, stock option plan	0	0
Foreign exchange	225	(317)
Total non-cash changes	84,319	50,515
Ending balance	10,073	14,087
Lease Obligation [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,816	9,287
Changes from financing cash flows:
Dividends paid	0	0
Interest paid	(485)	(359)
Shares issued, stock option plan	0	0
Lease principal payments	(2,051)	(2,430)
Debenture issuance	0
Debenture repayment	0
Term loan issuance		0
Term loan repayment	0
Total cash changes	(2,536)	(2,789)
Non-cash changes:
Amortization of issue costs	0	0
Dividends declared	0	0
Interest expense		359
Interest Expense On Lease Liabilities	485
Right-of-use asset additions	1,100	4,368
Other	(27)	(411)
Shares issued, stock option plan	0	0
Foreign exchange	1	2
Total non-cash changes	1,559	4,318
Ending balance	9,839	10,816
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0
Changes from financing cash flows:
Dividends paid	(69,641)	(52,079)
Interest paid	0	0
Shares issued, stock option plan	0	0
Lease principal payments	0	0
Debenture issuance	0
Debenture repayment	0
Term loan issuance		0
Term loan repayment	0
Total cash changes	(69,641)	(52,079)
Non-cash changes:
Amortization of issue costs	0	0
Dividends declared	69,641	52,079
Interest expense		0
Interest Expense On Lease Liabilities	0
Right-of-use asset additions	0	0
Other	0	0
Shares issued, stock option plan	0	0
Foreign exchange	0	0
Total non-cash changes	69,641	52,079
Ending balance	0	0
Share Capital [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,914,165	2,880,336
Changes from financing cash flows:
Dividends paid	0	0
Interest paid	0	0
Shares issued, stock option plan	16,656	27,537
Lease principal payments	0	0
Debenture issuance	0
Debenture repayment	0
Term loan issuance		0
Term loan repayment	0
Total cash changes	16,656	27,537
Non-cash changes:
Amortization of issue costs	0	0
Dividends declared	0	0
Interest expense		0
Interest Expense On Lease Liabilities	0
Right-of-use asset additions	0	0
Other	0	0
Shares issued, stock option plan	4,546	6,292
Foreign exchange	0	0
Total non-cash changes	4,546	6,292
Ending balance	$ 2,935,367	$ 2,914,165